AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 19, 1996.
                                                           FILE  NO. 033-8708
                                                           FILE  NO. 811-4839
===============================================================================
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
                       ----------------

                         FORM N-1A
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      <checked-box>
                  PRE-EFFECTIVE AMENDMENT NO.                     <square>
                POST-EFFECTIVE AMENDMENT NO. 11                   <checked-box>
                            AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   <checked-box>
                       AMENDMENT NO. 12                           <checked-box>
              (CHECK APPROPRIATE BOX OR BOXES)
                       ----------------
        MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND
     (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


               P.O. BOX 9011
           PRINCETON, NEW JERSEY                          08543-9011
  (Address of Principal Executive Offices)                (Zip Code)

   REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800
                          ROBERT W. CROOK
          MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND
                           P.O. BOX 9011
                 PRINCETON, NEW JERSEY 08543-9011
             (NAME AND ADDRESS OF AGENT FOR SERVICE)
                          ----------------
                             COPIES TO:



      PHILIP L. KIRSTEIN, ESQ.                   LEONARD B. MACKEY, JR., ESQ.
    FUND ASSET MANAGEMENT, L.P.                          ROGERS & WELLS
           P.O. BOX 9011                                 200 PARK AVENUE
 PRINCETON, NEW JERSEY 08543-9011                  NEW YORK, NEW YORK 10166


     IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME EFFECTIVE
                                                     (CHECK APPROPRIATE BOX)
       <square>      immediately upon filing pursuant to paragraph (b)
       <checked-box> on December 19, 1996 pursuant to paragraph (b)
       <square>      60 days after filing pursuant  to  paragraph (a)
       <square>      on (date) pursuant to paragraph (a)(i)
       <square>      75 days after filing pursuant to paragraph (a)(ii)
       <square>      on (date)  pursuant  to  paragraph (a)(ii) of rule 485
     IF APPROPRIATE, CHECK THE FOLLOWING BOX:
       <checked-box> this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                 CALCULATION OF REGISTRATION FEE

      THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON DECEMBER 21, 1995.
===============================================================================

          This Post-Effective Amendment No. 11 (the "Amendment") to the registration statement of Merrill Lynch Institutional
Intermediate Fund (the "Fund") on Form N-1A under the Securities
Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 is being filed pursuant to Rule 485(b) of the 1933 Act for the sole purpose of delaying for thirty days the effective date of the Fund's Post-Effective Amendment No. 10, which was filed pursuant to Rule
485(a) on September 20,1996. The Cross-Reference Sheet, the Fund's Prospectus, its Statement of Additional Information and Part C, none of which are being in any other way changed by the Amendment, have thus been omitted from the Amendment.

PAGE

                                 SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Suffolk, and Commonwealth of Massachusetts, on the 19th day of November, 1996.


                           MERRILL LYNCH INSTITUTIONAL INTERMEDIATE FUND


                           By:        /S/ ROBERT W. CROOK
                               ------------------------------------------
                                          Robert W. Crook

            KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below hereby constitutes and appoints Robert W. Crook and Gerald M. Richard, and each of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all Amendments (including pre-effective and post-effective amendments) to the Registration Statement (File No. 33-8708) of the Merrill Lynch Institutional Intermediate Fund, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or his or their substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                   TITLE                              DATE

/S/  ROBERT W. CROOK                 President and Trustee             November 19, 1996
---------------------                (Principal Executive Officer)

         *
---------------------               Treasurer (Principal Financial     November 19, 1996
    Gerald M. Richard               and Accounting Officer)

         *
___________________________         Trustee
  A. Bruce Brackenridge

         *
___________________________         Trustee
  Charles C. Cabot, Jr.

         *
___________________________         Trustee
     James T. Flynn

         *
___________________________         Trustee
     Terry K. Glenn

         *
___________________________         Trustee
 George W. Holbrook, Jr.

         *
___________________________         Trustee
     W. Carl Kester

* By: /S/ ROBERT W. CROOK                                    November 19, 1996
      -----------------------------------
      (Robert W. Crook, Attorney-in-Fact)